Debt - FCA US tranche B term loans (Details) € in Millions, $ in Millions			12 Months Ended
	Mar. 15, 2016 EUR (€)	Mar. 15, 2016 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt and Other			€ 14,528		€ 17,971		€ 24,048
FCA Trance B Term Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 1,800	$ 2,000
Gain (loss) on extinguishment of debt			1		3		€ 10
FCA US Tranche B Term loan due 2017
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	1,159	1,288			1,721	$ 1,826
FCA US Tranche B Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	€ 641	$ 712	€ 893	$ 1,009
Debt and Other					€ 836
Adjustment to interest rate basis			0.50%
FCA US Tranche B Term Loan Due 2018 | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate floor			0.75%
Interest rate basis floor			0.00%